John Hancock
ESG Large Cap Core Fund
Quarterly portfolio holdings 7/31/2022

Fund’s investments
As of 7-31-22 (unaudited)
	Shares	Value
Common stocks 98.9%		$166,112,611
(Cost $129,021,668)
Communication services 7.0%		11,679,707
Diversified telecommunication services 1.4%
Verizon Communications, Inc.	50,393	2,327,653
Entertainment 0.6%
The Walt Disney Company (A)	9,932	1,053,785
Interactive media and services 5.0%
Alphabet, Inc., Class A (A)	71,340	8,298,269
Consumer discretionary 11.3%		18,935,947
Auto components 0.8%
Aptiv PLC (A)	11,855	1,243,471
Hotels, restaurants and leisure 1.7%
Starbucks Corp.	33,222	2,816,561
Multiline retail 1.9%
Target Corp.	19,478	3,182,316
Specialty retail 4.1%
The Home Depot, Inc.	8,743	2,631,118
The TJX Companies, Inc.	45,811	2,801,801
Tractor Supply Company	7,903	1,513,266
Textiles, apparel and luxury goods 2.8%
Lululemon Athletica, Inc. (A)	5,141	1,596,332
NIKE, Inc., Class B	15,632	1,796,429
VF Corp.	30,319	1,354,653
Consumer staples 6.7%		11,319,623
Food and staples retailing 3.4%
Costco Wholesale Corp.	6,119	3,312,215
Sysco Corp.	29,026	2,464,307
Food products 1.1%
McCormick & Company, Inc.	21,856	1,909,122
Household products 1.1%
The Procter & Gamble Company	13,359	1,855,699
Personal products 1.1%
Unilever PLC, ADR	36,545	1,778,280
Financials 10.2%		17,107,314
Banks 6.4%
Bank of America Corp.	113,795	3,847,409
First Republic Bank	11,191	1,820,888
KeyCorp	79,489	1,454,649
SVB Financial Group (A)	5,211	2,102,899
The PNC Financial Services Group, Inc.	9,303	1,543,740
Capital markets 1.1%
LPL Financial Holdings, Inc.	9,092	1,908,593
Insurance 2.7%
Aflac, Inc.	31,194	1,787,416
The Travelers Companies, Inc.	16,646	2,641,720
Health care 15.9%		26,729,402
Health care equipment and supplies 2.0%
Baxter International, Inc.	15,492	908,761
2	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care equipment and supplies (continued)
Medtronic PLC	12,554	$1,161,496
Stryker Corp.	6,085	1,306,754
Health care providers and services 6.2%
CVS Health Corp.	26,472	2,532,841
Elevance Health, Inc.	9,792	4,671,763
UnitedHealth Group, Inc.	5,771	3,129,844
Life sciences tools and services 3.0%
IQVIA Holdings, Inc. (A)	7,379	1,772,952
Thermo Fisher Scientific, Inc.	3,113	1,862,850
West Pharmaceutical Services, Inc.	4,091	1,405,504
Pharmaceuticals 4.7%
AstraZeneca PLC, ADR	35,461	2,348,582
Merck & Company, Inc.	39,237	3,505,434
Novo Nordisk A/S, ADR	18,289	2,122,621
Industrials 9.8%		16,450,951
Air freight and logistics 1.6%
United Parcel Service, Inc., Class B	13,533	2,637,446
Building products 1.5%
Trane Technologies PLC	16,611	2,441,651
Commercial services and supplies 1.1%
Waste Management, Inc.	11,296	1,858,870
Electrical equipment 2.9%
Eaton Corp. PLC	19,898	2,952,664
Rockwell Automation, Inc.	7,729	1,973,059
Machinery 1.5%
Deere & Company	7,484	2,568,359
Road and rail 1.2%
JB Hunt Transport Services, Inc.	11,016	2,018,902
Information technology 29.0%		48,771,563
IT services 5.3%
Accenture PLC, Class A	7,309	2,238,454
Mastercard, Inc., Class A	12,344	4,367,184
Visa, Inc., Class A	10,876	2,306,908
Semiconductors and semiconductor equipment 5.9%
ASML Holding NV, NYRS	3,078	1,768,126
First Solar, Inc. (A)	12,519	1,241,509
NVIDIA Corp.	12,729	2,311,968
NXP Semiconductors NV	8,393	1,543,305
Texas Instruments, Inc.	16,752	2,996,765
Software 10.3%
Adobe, Inc. (A)	6,154	2,523,878
Autodesk, Inc. (A)	10,106	2,186,130
Microsoft Corp.	38,817	10,897,485
Palo Alto Networks, Inc. (A)	3,462	1,727,884
Technology hardware, storage and peripherals 7.5%
Apple, Inc.	77,915	12,661,967
Materials 2.8%		4,613,959
Chemicals 2.8%
Ecolab, Inc.	8,148	1,345,805
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	3

	Shares	Value
Materials (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc.	12,554	$1,557,324
Linde PLC	5,665	1,710,830
Real estate 4.3%		7,246,641
Equity real estate investment trusts 4.3%
American Tower Corp.	13,883	3,759,933
AvalonBay Communities, Inc.	7,869	1,683,494
Prologis, Inc.	13,603	1,803,214
Utilities 1.9%		3,257,504
Electric utilities 1.0%
Avangrid, Inc.	35,390	1,724,555
Water utilities 0.9%
American Water Works Company, Inc.	9,862	1,532,949

	Yield (%)	Shares	Value
Short-term investments 1.0%			$1,784,231
(Cost $1,784,231)
Short-term funds 1.0%			1,784,231
Federated Government Obligations Fund, Institutional Class	1.5900(B)	1,784,231	1,784,231

Total investments (Cost $130,805,899) 99.9%	$167,896,842
Other assets and liabilities, net 0.1%	104,136
Total net assets 100.0%	$168,000,978

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 7-31-22.
The fund had the following country composition as a percentage of net assets on 7-31-22:
United States	88.1%
Ireland	4.2%
United Kingdom	3.5%
Netherlands	2.0%
Denmark	1.3%
Other countries	0.9%
TOTAL	100.0%
4	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2022, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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